Employee Retirement Plans and Postretirement Benefits Projected Benefit Obligation (Details) £ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015 GBP (£)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Change in benefit obligation:
Prior year benefit obligation		$ 4,141.5	$ 4,141.5	$ 3,979.0
Service cost, net of expected employee contributions			10.7	15.1
Interest cost			143.5	174.7
Actual employee contributions			0.5	0.7
Actuarial loss (gain)			(79.2)	489.8
Plan amendment			1.3	0.0
Benefits paid			(200.6)	(216.2)
Defined Benefit Plan, Curtailments			(1.0)	0.0
Foreign currency exchange rate change			(380.6)	(301.6)
Benefit obligation at end of year			3,636.1	4,141.5
Change in plan assets:
Prior year fair value of assets		3,667.6	3,667.6	3,596.2
Actual return on plan assets			142.9	516.5
Employer contributions			262.2	41.2
Actual employee contributions			0.5	0.7
Benefits and plan expenses paid			(201.7)	(219.5)
Foreign currency exchange rate change			(348.3)	(267.5)
Fair value of plan assets at end of year			3,523.2	3,667.6
Funded status:					$ (112.9)	$ (473.9)
Amounts recognized in the Consolidated Balance Sheets:
Other non-current assets					97.2	79.1
Accounts payable and other current liabilities					(8.2)	(10.1)
Pension and postretirement benefits					(201.9)	(542.9)
Net amounts recognized					(112.9)	(473.9)
Funded status:
Projected benefit obligation		4,141.5	4,141.5	3,979.0	3,636.1	4,141.5	$ 3,979.0
Fair value of plan assets		3,667.6	3,667.6	3,596.2	3,523.2	3,667.6	3,596.2
Amounts in Accumulated Other Comprehensive Loss (Income) not yet recognized as components of net periodic pension cost or (benefit), pre-tax:
Net actuarial (gain) loss					828.9	917.6
Net prior service cost					3.4	1.9
Total not yet recognized					832.3	919.5	788.6
Accumulated Benefit Obligations In Excess Of Plan Assets [Member]
Amounts recognized in the Consolidated Balance Sheets:
Accumulated benefit obligation					572.3	3,435.1
Funded status:
Accumulated benefit obligation					572.3	3,435.1
Projected Benefit Obligation In Excess Of Plan Assets [Member]
Change in benefit obligation:
Prior year benefit obligation		3,435.6	3,435.6
Benefit obligation at end of year			703.4	3,435.6
Funded status:
Projected benefit obligation		3,435.6	3,435.6	3,435.6	703.4	3,435.6
Accumulated Benefit and Projected Benefit Obligations in Excess of Plan Assets [Member]
Change in plan assets:
Prior year fair value of assets		2,882.6	2,882.6
Fair value of plan assets at end of year			493.3	2,882.6
Funded status:
Fair value of plan assets		2,882.6	2,882.6	2,882.6	493.3	2,882.6
Pension
Change in benefit obligation:
Prior year benefit obligation		3,979.3	3,979.3	3,816.9
Service cost, net of expected employee contributions			8.9	12.1
Interest cost			137.5	167.6
Actual employee contributions			0.5	0.7
Actuarial loss (gain)			(76.5)	477.2
Plan amendment			1.3	0.0
Benefits paid			(194.5)	(208.4)
Defined Benefit Plan, Curtailments			(1.0)	0.0
Foreign currency exchange rate change			(355.5)	(286.8)
Benefit obligation at end of year			3,500.0	3,979.3
Change in plan assets:
Prior year fair value of assets		3,667.6	3,667.6	3,596.2
Actual return on plan assets			142.9	516.5
Employer contributions	£ 150	227.1	256.1	33.6
Actual employee contributions			0.5	0.7
Benefits and plan expenses paid			(195.6)	(211.9)
Foreign currency exchange rate change			(348.3)	(267.5)
Fair value of plan assets at end of year			3,523.2	3,667.6
Funded status:					23.2	(311.7)
Amounts recognized in the Consolidated Balance Sheets:
Other non-current assets					97.2	79.1
Accounts payable and other current liabilities					(1.6)	(2.8)
Pension and postretirement benefits					(72.4)	(388.0)
Net amounts recognized					23.2	(311.7)
Accumulated benefit obligation					3,497.9	3,978.5
Improvement in net underfunded status of aggregate pension and OPEB plans			(361.0)
Funded status:
Accumulated benefit obligation					3,497.9	3,978.5
Projected benefit obligation		3,979.3	3,979.3	3,816.9	3,500.0	3,979.3	3,816.9
Fair value of plan assets		3,667.6	3,667.6	3,596.2	3,523.2	3,667.6	3,596.2
Amounts in Accumulated Other Comprehensive Loss (Income) not yet recognized as components of net periodic pension cost or (benefit), pre-tax:
Net actuarial (gain) loss					839.2	924.6
Net prior service cost					3.5	2.4
Total not yet recognized					842.7	927.0	814.2
Pension | Accumulated Benefit Obligations In Excess Of Plan Assets [Member]
Amounts recognized in the Consolidated Balance Sheets:
Accumulated benefit obligation					566.5	3,272.9
Funded status:
Accumulated benefit obligation					566.5	3,272.9
Pension | Projected Benefit Obligation In Excess Of Plan Assets [Member]
Change in benefit obligation:
Prior year benefit obligation		3,273.4	3,273.4
Benefit obligation at end of year			567.3	3,273.4
Funded status:
Projected benefit obligation		3,273.4	3,273.4	3,273.4	567.3	3,273.4
Pension | Accumulated Benefit and Projected Benefit Obligations in Excess of Plan Assets [Member]
Change in plan assets:
Prior year fair value of assets		2,882.6	2,882.6
Fair value of plan assets at end of year			493.3	2,882.6
Funded status:
Fair value of plan assets		2,882.6	2,882.6	2,882.6	493.3	2,882.6
OPEB
Change in benefit obligation:
Prior year benefit obligation		162.2	162.2	162.1
Service cost, net of expected employee contributions			1.8	3.0
Interest cost			6.0	7.1
Actual employee contributions			0.0	0.0
Actuarial loss (gain)			(2.7)	12.6
Plan amendment			0.0	0.0
Benefits paid			(6.1)	(7.8)
Defined Benefit Plan, Curtailments			0.0	0.0
Foreign currency exchange rate change			(25.1)	(14.8)
Benefit obligation at end of year			136.1	162.2
Change in plan assets:
Prior year fair value of assets		0.0	0.0	0.0
Actual return on plan assets			0.0	0.0
Employer contributions			6.1	7.6
Actual employee contributions			0.0	0.0
Benefits and plan expenses paid			(6.1)	(7.6)
Foreign currency exchange rate change			0.0	0.0
Fair value of plan assets at end of year			0.0	0.0
Funded status:					(136.1)	(162.2)
Amounts recognized in the Consolidated Balance Sheets:
Other non-current assets					0.0	0.0
Accounts payable and other current liabilities					(6.6)	(7.3)
Pension and postretirement benefits					(129.5)	(154.9)
Net amounts recognized					(136.1)	(162.2)
Funded status:
Projected benefit obligation		162.2	162.2	162.1	136.1	162.2	162.1
Fair value of plan assets		0.0	0.0	0.0	0.0	0.0	0.0
Amounts in Accumulated Other Comprehensive Loss (Income) not yet recognized as components of net periodic pension cost or (benefit), pre-tax:
Net actuarial (gain) loss					(10.3)	(7.0)
Net prior service cost					(0.1)	(0.5)
Total not yet recognized					(10.4)	(7.5)	$ (25.6)
OPEB | Accumulated Benefit Obligations In Excess Of Plan Assets [Member]
Amounts recognized in the Consolidated Balance Sheets:
Accumulated benefit obligation					5.8	162.2
Funded status:
Accumulated benefit obligation					5.8	162.2
OPEB | Projected Benefit Obligation In Excess Of Plan Assets [Member]
Change in benefit obligation:
Prior year benefit obligation		162.2	162.2
Benefit obligation at end of year			136.1	162.2
Funded status:
Projected benefit obligation		162.2	162.2	162.2	136.1	162.2
OPEB | Accumulated Benefit and Projected Benefit Obligations in Excess of Plan Assets [Member]
Change in plan assets:
Prior year fair value of assets		0.0	0.0
Fair value of plan assets at end of year			0.0	0.0
Funded status:
Fair value of plan assets		$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0